UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                   Place, and Date of Signing:

/s/ Lucia LoScalzo           366 Madison Avenue, NYC 10017, 7/20/2009
---------------------        ----------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:   $122,569

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE


      I                             II             III            IV           V           VI          VII            VIII
Name of Issuer                 Title of Class     CUSIP       valuex$1000    Shares    Discretion  Other Manag.  Voting Authority.
--------------                 --------------   -----------   -----------    ------    ----------  ------------  -----------------
Akamai Technologies, Inc.      COM              00971T 10 1       7,458       388,830     Sole         None              None
American Express               COM              025816 10 9       7,127       306,685     Sole         None              None
Berkshire Hathaway             CL B             084670 20 7      11,583        4,000      Sole         None              None
Boeing Company                 COM              097023 10 5       4,554       107,159     Sole         None              None
Caterpillar Inc.               COM              149123 10 1       5,306       160,597     Sole         None              None
Cognizant Technologies Solu.   CL A             192446 10 2       9,096       340,658     Sole         None              None
Danaher Corp.                  COM              235851 10 2       4,936        79,947     Sole         None              None
Deere & Co.                    COM              244199 10 5       5,328       133,365     Sole         None              None
EMC Corp.                      COM              268648 10 2       6,596       503,540     Sole         None              None
Enerplus Resources Fund        Unit TR G New    29274D 60 4       2,985       138,925     Sole         None              None
Gaiam Inc.                     CL A             36268Q 10 3        978        178,717     Sole         None              None
Google Inc.                    CL A             38259P 50 8       8,936        21,195     Sole         None              None
Metropolitan Health Networks   COM              592142 10 3       3,249     1,616,460     Sole         None              None
McDonald's Corp                COM              580135 10 1       8,095       140,800     Sole         None              None
Orbcomm, Inc.                  COM              68555p 10 0       2,540     1,443,186     Sole         None              None
Qualcomm Inc.                  COM              747525 10 3      10,943       242,100     Sole         None              None
Starent Networks Corp          COM              85528P 10 8       5,161       211,435     Sole         None              None
Tupperware Brands Corp.        COM              899896 10 4       6,791       261,010     Sole         None              None
Western Union                  COM              959802 10 9       3,602       219,646     Sole         None              None
Worldpoint Terminals           COM              981912 20 7       7,305       725,900     Sole         None              None